INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 7,204,937	$ 500,925	$ 7,204,937
Accumulated amortization	(1,047,278)	(8,773)	(1,500,925)
Intangible assets, net	$ 6,157,659	$ 492,152	$ 5,704,012
Amortization period	3 years 9 months 11 days	3 years 9 months 11 days